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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: April 30, 2019

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Government Money Market Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 10.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party Royal Bank of Canada
dated 04/30/2019, matures 05/01/2019,
repurchase price $30,002,275 (collateralized by U.S. Treasury Securities, Total Market Value $30,600,092)
	2.710%	30,000,000	30,000,000
Tri-party TD Securities (USA) LLC
dated 04/30/2019, matures 05/01/2019,
repurchase price $30,002,258 (collateralized by U.S. Treasury Securities, Total Market Value $30,600,052)
	2.730%	30,000,000	30,000,000
Total Repurchase Agreements (Cost $60,000,000)			60,000,000

U.S. Government & Agency Obligations 81.5%

Federal Agricultural Mortgage Corp.
07/29/2019	2.510%	10,000,000	10,000,000
Federal Agricultural Mortgage Corp. Discount Notes
05/07/2019	2.060%	15,000,000	14,994,062
05/21/2019	2.340%	16,000,000	15,978,489
07/05/2019	2.420%	9,000,000	8,960,838
Federal Farm Credit Banks Discount Notes
05/06/2019	2.030%	8,000,000	7,997,333
05/20/2019	2.300%	18,000,000	17,977,390
05/28/2019	2.330%	15,000,000	14,973,225
11/06/2019	2.750%	6,000,000	5,998,447
Federal Home Loan Banks(a)
1-month USD LIBOR + -0.040% 07/15/2019	2.430%	10,000,000	10,000,000
Federal Home Loan Banks Discount Notes
05/01/2019	2.450%	23,950,000	23,950,000
05/02/2019	1.170%	12,000,000	11,999,233
05/03/2019	1.620%	17,000,000	16,997,733
05/06/2019	2.050%	19,000,000	18,993,601
05/08/2019	2.100%	15,000,000	14,993,088
05/10/2019	2.170%	16,000,000	15,990,500
05/13/2019	2.250%	18,000,000	17,985,600
05/15/2019	2.290%	26,500,000	26,475,061
05/17/2019	2.320%	16,000,000	15,982,720
05/22/2019	2.350%	16,000,000	15,977,413
05/24/2019	2.340%	10,600,000	10,583,748
05/29/2019	2.340%	18,000,000	17,966,540
06/03/2019	2.370%	9,000,000	8,980,200
06/05/2019	2.360%	16,000,000	15,962,900
06/07/2019	2.360%	17,000,000	16,958,329
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
06/11/2019	2.370%	16,000,000	15,956,449
06/12/2019	2.400%	16,000,000	15,954,827
06/20/2019	2.410%	10,000,000	9,966,389
06/21/2019	2.380%	18,000,000	17,939,182
07/12/2019	2.420%	6,000,000	5,971,080
07/19/2019	2.420%	18,000,000	17,905,002
Federal Home Loan Mortgage Corp.
04/02/2020	2.510%	6,000,000	6,000,000
04/22/2020	2.540%	10,000,000	10,000,000
Federal Home Loan Mortgage Corp.(b)
05/29/2020	2.530%	9,000,000	9,000,000
Federal Home Loan Mortgage Corp. Discount Notes
06/04/2019	2.390%	3,000,000	2,993,143
Federal National Mortgage Association(a)
SOFR + 0.120% 07/30/2019	2.580%	9,000,000	9,000,000
Total U.S. Government & Agency Obligations (Cost $477,362,522)			477,362,522

U.S. Treasury Obligations 6.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury index + 0.048% 10/31/2019	2.463%	14,500,000	14,501,142
3-month U.S. Treasury index + 0.000% 01/31/2020	2.415%	15,000,000	14,997,731
3-month U.S. Treasury index + 0.045% 10/31/2020	2.460%	3,000,000	2,996,147
3-month U.S. Treasury index + 0.115% 01/31/2021	2.530%	8,000,000	7,996,122
Total U.S. Treasury Obligations (Cost $40,491,142)			40,491,142

Total Investments in Securities (Cost: $577,853,664)	577,853,664
Other Assets & Liabilities, Net	8,225,628
Net Assets	586,079,292
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of April 30, 2019.
(b)	Represents a security purchased on a when-issued basis.
Columbia Government Money Market Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Government Money Market Fund, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	60,000,000	—	60,000,000
U.S. Government & Agency Obligations	—	477,362,522	—	477,362,522
U.S. Treasury Obligations	—	40,491,142	—	40,491,142
Total Investments in Securities	—	577,853,664	—	577,853,664
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
2	Columbia Government Money Market Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Government Money Market Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
Columbia Government Money Market Fund | Quarterly Report 2019	3

Portfolio of Investments
Columbia Short-Term Cash Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Commercial Paper 3.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
05/06/2019	2.570%	41,850,000	41,832,298
05/13/2019	2.580%	16,200,000	16,185,128
05/20/2019	2.590%	40,560,000	40,502,567
05/21/2019	2.590%	15,000,000	14,977,695
06/04/2019	2.600%	50,000,000	49,875,600
06/10/2019	2.610%	60,000,000	59,824,860
06/11/2019	2.610%	33,000,000	32,901,297
06/12/2019	2.550%	30,000,000	29,910,300
07/01/2019	2.630%	40,000,000	39,822,400
07/16/2019	2.640%	50,000,000	49,723,100
07/24/2019	2.650%	20,000,000	19,877,460
07/25/2019	2.650%	21,450,000	21,317,010
Total Asset-Backed Commercial Paper (Cost $416,811,018)			416,749,715

Asset-Backed Securities — Non-Agency 3.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARI Fleet Lease Trust(a)
Series 2018-B Class A1
10/15/2019	2.535%	19,116,216	19,114,945
Bank of the West Auto Trust(a)
Series 2018-1 Class A1
11/15/2019	2.659%	4,814,920	4,814,800
CarMax Auto Owner Trust
Series 2019-1 Class A1
01/15/2020	2.780%	27,939,275	27,946,911
Series 2019-2 Class A1
04/15/2020	2.605%	62,000,000	62,013,088
CCG Receivables Trust(a)
Series 2019-1 Class A1
04/14/2020	2.628%	14,500,000	14,503,959
Dell Equipment Finance Trust(a)
Series 2019-1 Class A1
04/22/2020	2.648%	50,000,000	50,016,495
Enterprise Fleet Financing LLC(a)
Series 2018-2 Class A1
08/20/2019	2.550%	9,759,113	9,757,249
Series 2018-3 Class A1
11/20/2019	2.815%	33,304,698	33,310,147
Series 2019-1 Class A1
03/23/2020	2.700%	29,181,846	29,196,621
GM Financial Consumer Automobile Receivables Trust
Series 2019-2 Class A1
04/16/2020	2.561%	67,000,000	67,007,732
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Great American Auto Leasing, Inc.(a)
Series 2019-1 Class A1
02/18/2020	2.764%	27,254,248	27,265,934
Mercedes-Benz Auto Lease Trust
Series 2018-B Class A1
11/15/2019	2.716%	24,503,139	24,506,038
Series 2019-A Class A1
02/18/2020	2.743%	30,312,321	30,321,223
MMAF Equipment Finance LLC(a)
Series 2019-A Class A1
04/10/2020	2.665%	60,402,103	60,428,764
Santander Retail Auto Lease Trust(a)
Series 2019-A Class A1
04/20/2020	2.615%	47,125,453	47,111,315
Wheels SPV LLC(a)
Series 2018-1A Class A1
07/20/2019	2.550%	2,938,564	2,938,374
World Omni Auto Receivables Trust
Series 2019-A Class A1
02/18/2020	2.726%	23,775,153	23,774,773
Total Asset-Backed Securities — Non-Agency (Cost $533,923,265)			534,028,368

Certificates of Deposit 16.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.
05/01/2019	2.420%	380,000,000	380,000,000
Bank of Montreal
07/10/2019	2.550%	100,000,000	100,000,100
07/17/2019	2.550%	25,000,000	25,000,100
BB&T Co.
06/05/2019	2.520%	100,000,000	99,996,000
06/06/2019	2.520%	100,000,000	99,995,900
06/26/2019	2.520%	75,000,000	74,993,775
07/02/2019	2.550%	93,000,000	92,987,538
BNP Paribas SA
05/01/2019	2.950%	390,000,000	389,994,563
Canadian Imperial Bank of Commerce
05/01/2019	2.430%	200,000,000	200,000,000
Royal Bank of Canada
10/01/2019	2.610%	93,000,000	92,977,587
Toronto-Dominion Bank (The)
06/07/2019	2.520%	100,000,000	99,999,500
06/14/2019	2.520%	100,000,000	99,994,700
06/19/2019	2.520%	50,000,000	50,000,850
07/08/2019	2.550%	50,000,000	50,001,950
Columbia Short-Term Cash Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, April 30, 2019 (Unaudited)
Certificates of Deposit (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
07/11/2019	2.550%	30,000,000	29,999,730
07/16/2019	2.550%	68,000,000	67,997,348
Wells Fargo Bank NA(b)
1-month USD LIBOR + 0.280% 05/01/2019	2.760%	50,000,000	50,000,000
1-month USD LIBOR + 0.270% 05/07/2019	2.740%	50,000,000	50,001,518
1-month USD LIBOR + 0.260% 05/14/2019	2.730%	50,000,000	50,003,443
1-month USD LIBOR + 0.130% 08/09/2019	2.650%	100,000,000	100,024,439
1-month USD LIBOR + 0.100% 09/30/2019	2.580%	43,000,000	43,010,353
Wells Fargo Bank NA
07/23/2019	2.300%	50,000,000	50,037,479
Total Certificates of Deposit (Cost $2,297,000,000)			2,297,016,873

Commercial Paper 30.4%

Banking 5.8%
Bank of New York (The)
05/01/2019	2.450%	200,000,000	199,986,600
Bank of Nova Scotia(a)
05/09/2019	2.630%	100,000,000	99,935,300
05/17/2019	2.630%	12,800,000	12,784,346
Cooperatieve Rabobank UA
05/01/2019	2.450%	243,100,000	243,083,712
HSBC Bank PLC(a)
06/03/2019	2.580%	50,000,000	49,879,950
HSBC USA, Inc.(a)
05/03/2019	2.570%	85,000,000	84,982,065
06/04/2019	2.660%	100,000,000	99,745,900
Total			790,397,873
Integrated Energy 4.8%
Chevron Corp.(a)
05/06/2019	2.500%	100,000,000	99,958,900
05/17/2019	2.500%	90,000,000	89,895,240
05/29/2019	2.500%	40,000,000	39,920,560
Exxon Mobil Corp.
05/16/2019	2.510%	50,000,000	49,944,950
05/30/2019	2.520%	51,012,000	50,906,507
06/12/2019	2.530%	80,000,000	79,762,480
06/18/2019	2.530%	50,000,000	49,830,750
06/19/2019	2.530%	50,000,000	49,827,250
06/21/2019	2.530%	50,000,000	49,820,300
06/24/2019	2.530%	65,000,000	64,752,805
07/05/2019	2.540%	25,082,000	24,967,375
Total			649,587,117
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Life Insurance 3.7%
New York Life Capital Corp.(a)
05/01/2019	2.480%	25,318,000	25,316,278
05/09/2019	2.500%	28,203,000	28,185,655
05/10/2019	2.500%	80,196,000	80,141,146
06/06/2019	2.540%	66,335,000	66,164,519
06/13/2019	2.550%	50,770,000	50,614,238
06/17/2019	2.560%	20,327,000	20,258,803
06/24/2019	2.570%	25,629,000	25,530,098
07/23/2019	2.620%	43,134,000	42,875,714
07/24/2019	2.590%	53,723,000	53,401,360
Pricoa Short Term Funding LLC(a)
06/17/2019	2.520%	25,000,000	24,917,300
Prudential Funding LLC
05/01/2019	2.450%	90,000,000	89,993,970
Total			507,399,081
Pharmaceuticals 10.8%
Merck & Co., Inc.(a)
05/21/2019	2.520%	75,000,000	74,891,250
06/17/2019	2.550%	100,000,000	99,666,000
06/18/2019	2.560%	72,730,000	72,480,972
Novartis Finance Corp.(a)
05/02/2019	2.540%	70,000,000	69,990,270
05/08/2019	2.550%	16,700,000	16,690,665
05/09/2019	2.550%	65,000,000	64,959,115
05/14/2019	2.550%	40,000,000	39,960,840
05/22/2019	2.560%	30,000,000	29,953,710
05/23/2019	2.560%	25,000,000	24,959,675
05/28/2019	2.500%	30,000,000	29,942,578
06/03/2019	2.570%	25,000,000	24,940,200
06/05/2019	2.580%	50,000,000	49,873,250
06/06/2019	2.580%	69,300,000	69,119,404
Roche Holdings, Inc.(a)
05/02/2019	2.480%	80,000,000	79,989,120
05/03/2019	2.480%	90,000,000	89,981,640
05/07/2019	2.450%	150,000,000	149,929,650
05/09/2019	2.500%	50,000,000	49,969,200
05/15/2019	2.510%	50,000,000	49,948,450
Sanofi SA(a)
06/20/2019	2.570%	90,000,000	89,677,800
06/21/2019	2.570%	50,000,000	49,817,450
06/24/2019	2.570%	50,000,000	49,806,750
06/27/2019	2.580%	149,350,000	148,740,801
06/28/2019	2.580%	50,000,000	49,792,500
Total			1,475,081,290
Property & Casualty 0.3%
Travelers Co., Inc.(a)
05/01/2019	2.520%	35,999,000	35,996,516

2	Columbia Short-Term Cash Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, April 30, 2019 (Unaudited)
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Retailers 1.2%
Walmart, Inc.(a)
05/28/2019	2.580%	100,000,000	99,802,800
06/17/2019	2.550%	30,000,000	29,899,860
06/18/2019	2.580%	30,000,000	29,896,290
Total			159,598,950
Technology 3.8%
Apple, Inc.(a)
05/29/2019	2.530%	18,000,000	17,963,946
06/27/2019	2.540%	55,000,000	54,778,735
06/28/2019	2.540%	135,000,000	134,447,445
Cisco Systems, Inc.(a)
05/21/2019	2.570%	50,000,000	49,926,050
05/23/2019	2.580%	50,000,000	49,918,900
05/30/2019	2.590%	75,000,000	74,840,550
06/04/2019	2.600%	50,000,000	49,875,600
Intel Corp.(a)
06/28/2019	2.520%	50,000,000	49,797,200
International Business Machines Co.(a)
07/16/2019	2.620%	41,463,000	41,235,410
Total			522,783,836
Total Commercial Paper (Cost $4,141,236,108)			4,140,844,663

Repurchase Agreements 0.8%

Tri-party Royal Bank of Canada
dated 04/30/2019, matures 05/01/2019,
repurchase price $50,003,764 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,017)
	3.590%	50,000,000	49,998,780
Tri-party TD Securities (USA) LLC
dated 04/30/2019, matures 05/01/2019,
repurchase price $50,003,792 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,020)
	3.600%	50,000,000	49,998,796
Total Repurchase Agreements (Cost $100,000,000)			99,997,576

U.S. Government & Agency Obligations 39.8%

Federal Home Loan Banks(b)
1-month USD LIBOR + -0.040% 07/15/2019	2.430%	75,000,000	74,994,825
Federal Home Loan Banks Discount Notes
05/01/2019	2.450%	50,000,000	49,996,650
05/02/2019	2.450%	75,000,000	74,989,950
05/03/2019	2.460%	78,715,000	78,699,100
05/06/2019	2.460%	145,560,000	145,501,048
05/07/2019	2.450%	100,000,000	99,953,000
05/08/2019	2.440%	350,000,000	349,812,750
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
05/10/2019	2.500%	214,800,000	214,652,862
05/13/2019	2.460%	275,000,000	274,759,650
05/14/2019	2.460%	250,000,000	249,764,500
05/15/2019	2.450%	253,000,000	252,745,229
05/16/2019	2.450%	125,000,000	124,865,625
05/17/2019	2.460%	259,090,000	258,793,342
05/20/2019	2.460%	150,000,000	149,798,250
05/21/2019	2.450%	150,000,000	149,788,500
05/22/2019	2.490%	257,120,000	256,735,091
05/24/2019	2.470%	255,400,000	254,985,486
05/28/2019	2.450%	100,000,000	99,812,500
05/29/2019	2.450%	145,495,000	145,212,012
05/30/2019	2.480%	74,000,000	73,849,632
05/31/2019	2.460%	75,000,000	74,843,925
06/03/2019	2.460%	100,000,000	99,771,000
06/05/2019	2.460%	225,000,000	224,456,175
06/07/2019	2.450%	200,000,000	199,492,000
06/12/2019	2.470%	200,000,000	199,420,000
06/14/2019	2.470%	150,000,000	149,545,500
06/18/2019	2.460%	50,000,000	49,835,450
06/19/2019	2.460%	200,000,000	199,329,200
06/20/2019	2.460%	210,000,000	209,280,330
06/21/2019	2.480%	200,000,000	199,296,800
06/24/2019	2.460%	150,000,000	149,446,650
06/27/2019	2.460%	100,000,000	99,611,100
07/01/2019	2.450%	50,000,000	49,792,500
Federal Home Loan Mortgage Corp.
04/02/2020	2.510%	85,000,000	84,997,110
Federal Home Loan Mortgage Corp.(c)
05/29/2020	2.540%	26,000,000	25,995,554
Federal National Mortgage Association(b)
SOFR + 0.120% 07/30/2019	2.580%	23,300,000	23,307,736
Total U.S. Government & Agency Obligations (Cost $5,418,586,958)			5,418,131,032

U.S. Treasury Obligations 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(b)
3-month U.S. Treasury index + 0.012% 01/31/2020	2.415%	100,000,000	99,964,086
3-month U.S. Treasury index + 0.043% 07/31/2020	2.458%	100,000,000	99,953,664
3-month U.S. Treasury index + 0.045% 10/31/2020	2.460%	50,000,000	49,956,448
3-month U.S. Treasury index + 0.115% 01/31/2021	2.530%	200,000,000	199,987,078
Total U.S. Treasury Obligations (Cost $449,861,572)			449,861,276

Columbia Short-Term Cash Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, April 30, 2019 (Unaudited)
Total Investments in Securities (Cost: $13,357,418,921)	13,356,629,503
Other Assets & Liabilities, Net	251,447,923
Net Assets	13,608,077,426
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $3,903,176,282, which represents 28.68% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of April 30, 2019.
(c)	Represents a security purchased on a when-issued basis.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia Short-Term Cash Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Asset-Backed Commercial Paper	—	416,749,715	—	416,749,715
Asset-Backed Securities — Non-Agency	—	534,028,368	—	534,028,368
Certificates of Deposit	—	2,297,016,873	—	2,297,016,873
Commercial Paper	—	4,140,844,663	—	4,140,844,663
Repurchase Agreements	—	99,997,576	—	99,997,576
U.S. Government & Agency Obligations	—	5,418,131,032	—	5,418,131,032
U.S. Treasury Obligations	449,861,276	—	—	449,861,276
Total Investments in Securities	449,861,276	12,906,768,227	—	13,356,629,503
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Short-Term Cash Fund | Quarterly Report 2019	5

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust II

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date June 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date June 21, 2019

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date June 21, 2019